Deferred Charges and Other Assets Net (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Noncurrent Assets Disclosure [Line Items]
Debt issue costs, net of accumulated amortization		$ 40,520	$ 26,870
Long-term prepaid rents		14,958	15,778
Construction related deposits		11,427	6,463
Lease deposits		4,039	2,208
Equipment to be placed in service		22,767	10,495
Other		8,333	2,166
Total	$ 106,902	$ 102,044	$ 63,980